LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
2022	$ 133
2023	29
Total undiscounted lease payments	162
Less - interest	(5)
Present value of lease liabilities	$ 157	$ 312